Debt (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 EUR (€)	Apr. 30, 2017 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 USD ($)
Debt Instrument [Line Items]
Long-term debt, fair value			$ 5,043,000,000			$ 5,562,000,000
Borrowings outstanding			4,878,000,000			5,281,000,000
Aggregate maturities of long term debt excluding unamortized discounts, year one						64,000,000
Aggregate maturities of long term debt excluding unamortized discounts, year two						71,000,000
Aggregate maturities of long term debt excluding unamortized discounts, year three						77,000,000
Aggregate maturities of long term debt excluding unamortized discounts, year four						63,000,000
Aggregate maturities of long term debt excluding unamortized discounts, year five						1,789,000,000
Cash payments for interest		$ 225,000,000	217,000,000	$ 249,000,000
Proceeds from long-term debt		1,054,000,000	1,380,000,000	1,435,000,000
Debt issued			4,931,000,000			5,328,000,000
Loss from early extinguishments of debt		$ 7,000,000	37,000,000	$ 9,000,000
€600 at 2.625% due 2024
Debt Instrument [Line Items]
Loss from early extinguishments of debt			7,000,000
U.S. dollar at 4.25% due 2026
Debt Instrument [Line Items]
Loss from early extinguishments of debt			3,000,000
Term loan facilities | Euro at EURIBOR plus 1.50% due 2022
Debt Instrument [Line Items]
Borrowings outstanding						324,000,000
Basis spread on variable rate (as a percent)		1.50%
Debt instrument, face amount | €					€ 270,000,000
Debt issued						324,000,000
Term loan facilities | U.S. dollar at LIBOR Plus 1.75% Due 2022
Debt Instrument [Line Items]
Debt instrument, face amount								$ 750,000,000
Term loan facilities | LIBOR plus 1.75% due 2022
Debt Instrument [Line Items]
Debt instrument, face amount | €							€ 275,000,000
Term loan facilities | U.S. dollar at LIBOR plus 1.50% due 2022
Debt Instrument [Line Items]
Borrowings outstanding						735,000,000
Basis spread on variable rate (as a percent)		1.50%
Proceeds from long-term debt	$ 300,000,000
Debt issued						741,000,000
Revolving credit facilities
Debt Instrument [Line Items]
Borrowings outstanding			0			122,000,000
Debt issued			0			122,000,000
Senior notes and debentures: | U.S. dollar 6.25% due 2021
Debt Instrument [Line Items]
Debt issued	$ 700,000,000
Debt instrument stated percentage	6.25%
Loss from early extinguishments of debt			27,000,000
Senior notes and debentures: | €600 at 2.625% due 2024
Debt Instrument [Line Items]
Borrowings outstanding			623,000,000			713,000,000
Debt instrument, face amount | €					€ 600,000,000				€ 600,000,000
Debt issued			631,000,000			$ 720,000,000
Debt instrument stated percentage					2.625%	2.625%			2.625%	2.625%
Senior notes and debentures: | €600 at 3.375% due 2025
Debt Instrument [Line Items]
Borrowings outstanding			622,000,000			$ 711,000,000
Debt instrument, face amount | €					€ 600,000,000
Debt issued			631,000,000			$ 720,000,000
Debt instrument stated percentage					3.375%	3.375%
Senior notes and debentures: | U.S. dollar at 4.25% due 2026
Debt Instrument [Line Items]
Borrowings outstanding			393,000,000			$ 393,000,000
Debt issued			$ 400,000,000			$ 400,000,000				$ 400,000,000
Debt instrument stated percentage					4.25%	4.25%			4.25%	4.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, available borrowing capacity						$ 1,236,000,000
Line of credit facility, maximum borrowing capacity						1,400,000,000
Outstanding letters of credit						42,000,000
Basis spread on variable rate (as a percent)		1.25%
Revolving Credit Facility | Revolving credit facilities
Debt Instrument [Line Items]
Debt instrument, face amount								$ 1,400,000,000
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Provisions for letters of credit						$ 210,000,000
Basis spread on variable rate (as a percent)		1.75%